Notes Payable	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable

NOTE 5 – NOTES PAYABLE

HCIC Seller Carry Back Notes

Beginning on September 17, 2009, Two Rivers began acquiring shares in HCIC and related land from a HCIC shareholder. As part of these acquisitions, many of the sellers financed notes payable with Two Rivers and HCIC. As of December 31, 2012, these loans totaled $7,364,000. The notes carry interest at 6% per annum, interest payable monthly, the principal amounts were due at various dates from March 31, 2013 through September 30, 2016, and are collateralized by HCIC share.

In June 2013, the Company negotiated an extension on holders representing $6,164,000 of the seller carry back notes. Previously these amounts were due either August or September 2013. The holders of the notes agreed to extend the due date to June 30, 2016. In exchange for this extension, the Company increased the principal balance by 20% from $6,164,000 to $7,397,000, paid 5.43% against the principal and agreed to begin paying monthly interest and principal at a 20-year amortization rate.

In May 2016, the Company negotiated another extension on holders representing $5,214,000 to extend the due date from June 30, 2016 to June 30, 2019. The extension reset the amortization period to 12 years, kept interest at 6% per year, and called for a 5% principal reduction in February, 2017. Payments to all of the HCIC note holders are behind. The Company is in technical default on $6,371,000 of the HCIC carry back notes due to non-payment of interest and principle. Consequently, the entire amount of the notes has been classified as current.

For the year ended December 31, 2017, holders representing $3,181,000 of the notes held conversion rights into the Company’s common shares at $1.00 to $1.25. These conversions were cancelled and replaced by 5-year warrants at $3.00 per share. A total of 1,367,000 warrants were issued. The warrants issued had a fair value of $277,000 using the Black Scholes method of fair value determination.

Colorado Water Conservation Loan (“CWCB”)

On March 5, 2012, the Company closed long-term financing with the Colorado Department of Natural Resources, Colorado Water Conservation Board in the amount of $1,185,000 (the “CWCB Loan”). This loan partially financed the rehabilitation of the Cucharas Reservoir to temporarily bring it into safety compliance with the Colorado State Engineers office. Further, the CWCB Loan assisted with the rehabilitation of the Orlando facilities through the installation of a new outlet gate/pipe. There was a $12,000 service fee due upon closing. This amount is being amortized over the expected life of the CWCB Loan, which is 20 years with interest fixed at 2.5% per annum. During the year ended December 31, 2016, the Company paid an additional $210,000 toward the CWCB Loan principal in order to release CWCB’s lien on 157 acres being used to build GrowCo greenhouses. As of December 31, 2017, and 2016, the amounts outstanding under the CWCB Loan totaled $748,000 and $798,000, respectively.

FirstOak Bank – Dionisio Purchase

The Company purchased Dionisio assets in 2012. The cost of the Dionisio land/water acquisition was $1,500,000, of which $900,000 was financed by FirstOak Bank and $600,000 was paid in cash.

The terms of the FirstOak loan is at 1% above the base rate on corporate loans posted by at least 75% of the nation’s 30 largest banks known as the Wall Street Journal Prime Rate (3.50% as of December 31, 2016 and 3.25% as of December 31, 2015), subject to a minimum of 6% per annum. The FirstOak loan is secured by the Dionisio assets, which include 146 shares of the Bessemer Irrigation Ditch Company (“BIDC”). There are five annual payments of $76,000 due each December 15 commencing December 15, 2012. A balloon payment of all accrued interest and outstanding principal was due June 15, 2017. As of December 31, 2016 the amounts outstanding under the FirstOak loan totaled $771,000. In March, 2017 this debt was settled through the liquidation of Dionisio Farms and Produce (“DFP”).

In May 2014, the Company also borrowed $176,000 to purchase additional farmland. The loan is at 1.5% above the base rate on corporate loans posted by at least 75% of the nation’s 30 largest banks known as the Wall Street Journal Prime Rate, subject to a minimum of 6% per annum. The FirstOak loan is secured by 9 BIDC shares, well permits and water leases. There are five annual payments of $15,000 due each December 15 commencing December 15, 2014. A balloon payment of all accrued interest and outstanding principal was due December 5, 2018 of $160,000. As of December 31, 2016 the amounts outstanding under the FirstOak loan totaled $118,000, respectively. In March, 2017 this debt was settled through the liquidation of DFP.

Seller Carry Back – Dionisio

On November 2, 2012, the Company acquired the Dionisio produce business and related equipment for $1,500,000. The seller carried back $600,000 (which was subsequently reduced to $590,000 due to the Company assuming additional debt owed by seller) of this purchase price. The note is paid quarterly, interest only at 6% per annum. The note is due November 2, 2017. Certain assets of Dionisio secure the note. In March, 2017 this debt was settled through the liquidation of DFP.

FirstOak Bank – Mater Purchase

The cost of the Mater land/water acquisition was $325,000, of which $169,000 was financed by FirstOak, $25,000 seller carry back and $131,000 was paid in cash. The purchase price has been allocated to land for $106,000 and $219,000 to water rights representing the purchase of BIDC shares.

The terms of the First Oak loan is at 1% above the base rate on corporate loans posted by at least 75% of the nation’s 30 largest banks known as the Wall Street Journal Prime Rate, subject to a minimum of 6% per annum. The FirstOak loan is secured by the Mater assets. There are four annual payments of $15,000 due each December 5 commencing December 15, 2013. A balloon payment of all accrued interest and outstanding principal is due December 5, 2017 for $159,000.

As of December 31, 2016, the amounts outstanding under the FirstOak loan totaled $156,000. In March, 2017 this debt was settled through the liquidation of DFP.

McFinney Agri-Finance LLC (McFinney) and Ellicot second mortgage (Ellicot)

On March 15, 2013, the Company purchased unimproved land in El Paso county, Colorado for a purchase price of $1,250,000. The company paid $620,000 (including closing costs and allocations) and financed $650,000 McFinney and $400,000 Ellicot, through private investors.

The terms of the McFinney financing is for monthly payments of principal and interest of $4,238 per month, a fixed interest rate of 6.8% per annum, with the remaining principal due on April 1, 2018. The note is secured by a deed of trust on the 2,579 acres of land purchased and a guaranty of payment by the Company. The Company has been in contact with the lender and has reached a verbal agreement to extend the loan another 12 months. However, since the agreement is not in writing, the Company has classified this debt as current.

As of December 31, 2017 and 2016, the amounts outstanding under the McFinney loan totaled $441,000 and $625,000, respectively. The paydown of principal occurred through land sales secured by the loan and the payment of 75% of the land sale proceeds to pay down the principal in return for parital land releases from the bank.

GrowCo $4M Notes

During the ended December 31, 2015, the Company, through its subsidiary GrowCo, issued $4,000,000 in promissory notes to 17 individual investors. The notes have a security interest in the land, water and improvements to the 157 acres where GrowCo Partners 1 and GrowCo Partners 2 are developing the greenhouses. The notes pay 22.5% in annual interest, with interested paid monthly, and are due April 1, 2020. The Company cannot prepay the notes; however, noteholders have the right to call the notes at the first anniversary, or thereafter, of each note with a 60-day notice to the Company. Due to this call provision, the net amount of the GrowCo note balance of $4,000,000 is presented as a current portion of long term debt on the financials.

The GrowCo notes investors also received one GrowCo common stock $1 warrant for each $1 invested. These warrants expire on April 30, 2020.

On January 19, 2018 Blue & Green, LLC (“Blue Green”) filed a complaint against GrowCo, Inc. claiming a default on payments by GrowCo to Blue Green under the terms of the $4 million GrowCo $2,115,000 promissory note held by Blue Green. The complaint is requesting immediate payment of the note, back due interest in excess of $300,000, and attorney fees.

GrowCo Exchange Notes

In the first quarter of 2016, GrowCo obtained $300,000 in subscriptions and associated payments in a promissory note offering of up to $1.5 million. In September 2016 GrowCo changed the offering to two series of promissory notes with aggregate principal amounts of up to either $6 million or $7 million, in each case together with warrants to purchase, at a price of $0.25 per share, .25 GrowCo common shares for each dollar invested in the related promissory notes. The initial four investors in the $6 million version of the notes received warrants to purchase one TURV share for each $1.00 invested at a price of $0.50 per share. Of the $300,000 principal amount of notes issued earlier, $200,000 were exchanged for the new note and warrant packages and $100,000 remain outstanding as of December 31, 2017.

During the year ended December 31, 2017, GrowCo raised an additional $1,906,000 under the GrowCo Exchange Notes offering.

During the year ended December 31, 2017, the Company incurred $302,000 in debt issuance costs related to its GrowCo Exchange Notes offering. The debt issuance costs are being amortized via the effective interest method, using 22.5%, over the life of the notes.

Hemp Crop Participation Loan

For the twelve months ended December 31, 2016, DFP issued short term notes, due March 31, 2017, to assist with the payment of crop inputs. These notes are secured by the Company’s live agriculture products planted during the 2016 calendar year. On August 10, 2016, Wayne Harding, our Chief Executive Officer, invested $7,000 in the DFP Hemp Crop Participation Loan (see Note 11). These notes were paid in full in 2017.

El Paso Land Loan

In August, 2017, the Company borrowed $275,000 pledging a second lien on property the Company owns in El Paso County Colorado. This loan pays 18%/annum interest and is to be repaid through the sale of 35 to 40 acre lots. The repayment is based on 25% of the net proceeds from sales. The stated maturity date is August 1, 2019.

WRC Convertible Note

For the year ended December 31, 2017, Water Redevelopment Company (WRC) issued convertible notes which are due note April 1, 2020. It carries interest at 12% per annum and is secured by a security interest in the water supply agreement between the Company and a real estate developer in the area of the Orlando/Butte Valley facilities. This note, at the option of the holder, can be converted into one share of WRC preferred shares for each $4.23 of principal balance and accrued interest. At December 31, 2017, the balance was $300,000.

OID Black Mountain Note

This note was entered into on April 26, 2017. It is an orginal issuance discount note with the face principal amount of $330,000 and gross cash paid at closing of $300,000. It was due on October 26, 2017, but has been extended to now being due on April 1, 2018.

Below is a summary of the Company’s long term debt:

	December 31, 2017
Note	Principal Balance	Accrued Interest	Discount	Dec 31, 2016 Principal Balance	Interest rate	Security
HCIC seller carry back	$6,301,000	$296,000	$-	$6,645,000	6%	Shares in the Mutual Ditch Company
CWCB	748,000	6,000	-	798,000	2.5%	Certain Orlando and Farmland assets
FirstOak Bank - Dionisio Farm	-	-	-	771,000	(1)	Dionisio farmland and 146.4 shares of Bessemer Irrigating Ditch Company Stock, well permits
FirstOak Bank - Dionisio Farm	-	-	-	118,000	(2)	Dionisio farmland and 9 shares of Bessemer Irrigating Ditch Company Stock, well permits, water leases
Seller Carry Back - Dionisio	-	-	-	590,000	6.0%	Unsecured
FirstOak Bank - Mater	-	-	-	156,000	(1)	Secured by Mater assets purchased
McFinney Agri-Finance	441,000	-		625,000	6.8%	2,579 acres of pasture land in Ellicott Colorado
GrowCo $4M notes	4,000,000	531,000	(62,000)	4,000,000	22.5%	Various land and water assets
GrowCo $1.5M exchange note	100,000	-	-	100,000	22.5%	Various land and water assets
GrowCo $6M exchange note	1,855,000	288,000	(76,000)	2,010,000	22.5%	Various land and water assets
GrowCo $7M exchange note	3,132,000	351,000	(143,000)	2,677,000	10-22.5%	Various land and water assets
GrowCo $2M exchange note	1,520,000	238,000	(94,000)	-		Various land and water assets
Hemp loan	-	-	-	71,000	18.0%	Crop Lien
GCP1 Short Term	-	-	-	25,000	22.5%	None
Bridge loan Harding	13,000	-	-	-	18.0%	None
El Paso land	275,000	19,000	(21,000)	-	18.0%	Second on El Paso County land
WRC convertible	300,000	26,000	-	-	12.0%	Lien on water supply agreement
Equipment loans	122,000	3,000	-	300,000	5 - 8%	Various equipment
OID Black Mountain	300,000	-	(54,000)	-		None
Total	19,107,000	$1,758,000	$(450,000)	18,886,000
Less: Note discounts	(450,000)			(530,000)
Less: Current portion net of discount	(17,419,000)			(12,590,000)
Long term portion net of discount	$1,238,000			$5,766,000

Notes:

(1) Prime rate + 1%, but not less than 6%
(2) Prime rate + 1.5%, but not less than 6%

Current portion long term debt:	December 31, 2017
HCIC seller carry back	$6,301,000
CWCB	70,000
McFinney Agri-Finance	441,000
GrowCo $4M note	4,000,000
GrowCo $1.5M exchange note	100,000
GrowCo $6M exchange note	1,855,000
GrowCo $7M exchange note	3,132,000
GrowCo $2M exchange note	1,520,000
Bridge loan Harding	13,000
TURV Long Term NP	100,000
Equipment loans	37,000
OID Black Mountain	300,000
Total	17,869,000
Less discount	(450,000)
$17,419,000

Schedule of principal payment due by year:

Year Ending December 31,	Total
2018	$17,869,000
2019	275,000
2020	410,000
2021	71,000
2022 & Beyond	482,000
Total	$19,107,000